Accounts Receivable, Net of Allowance for Expected Credit Losses (Tables)	6 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts Receivable

	December 31, 2022 $’000	June 30, 2022 $’000
Trade receivables – external parties	57,677	28,559
Trade receivables – related parties	183	16

Total trade receivables	57,860	28,575
Less: Allowance for expected credit losses	(743)	(275)
Sales tax receivable	650	1,150
Other receivables	1,633	1,107

Accounts receivable, net of allowance for expected credit losses	59,400	30,557

Accounts Receivable, Noncurrent, Past Due

Consolidated	Expected credit loss rate		Carrying amount		Allowance for expected credit losses
	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022
	%	%	$’000	$’000	$’000	$’000
Less than 30 days past due	—	—	46,980	16,337	—	—
30 to 60 days past due	—	—	3,405	1,674	—	—
61 to 90 days past due	—	—	468	710	—	—
Greater than 90 days past due	10.6	2.8	7,007	9,854	(743)	(275)

			57,860	28,575	(743)	(275)

Accounts Receivable, Allowance for Credit Loss

Provision	December 31, 2022	June 30, 2022
Opening balance of provision – July 1	(275)	(227)
Provision created during the year	(458)	(255)
Recoveries during the year	—	171
Foreign currency translation movements	(10)	36

Closing balance of provision – December 31 and June 30	(743)	(275)